Cash flow information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flow information
Increase of investment properties through a decrease of investments in financial assets	$ 22,693	$ 0	$ 0
Increase of property, plant and equipment through an increase of trade and other payables	96	0	0
Issuance of non-convertible notes	59,416	0	237,953
Increase of investments in financial assets through an increase in trade and other payables	8,783	0	0
Increase of investments in financial assets through a decrease of investments in associates and joint ventures	2,190	0	0
Decrease in investments in associates and joint ventures through a decrease in borrowings	297	0	0
Decrease in trading properties through an increase in trade and other receivables	3,206	0	0
Other comprehensive loss for the year	802	5,319	6,659
Decrease in investment properties through an increase in property, plant and equipment	1,624	14	119
Decrease in property, plant and equipment through an increase in investment properties	0	0	16,627
Decrease in property, plant and equipment through an increase in revaluation surplus	0	0	1,377
Increase in intangible assets through an increase salaries and social security liabilities	430	0	0
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	2,285	0	0
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	0	0	160
Decrease of trading properties through an increase in intangible assets	0	0	6,589
Decrease in investments in financial assets through a decrease in trade and other payables	3,951	0	1,906
Decrease in dividends receivables through an increase in investments in financial assets	0	0	67
Decrease in Shareholders' Equity through a decrease in trade and other receivables	4,923	5,804	8,779
Decrease in investment properties through a decrease in investments in financial assets	0	0	404
Decrease in Shareholders' Equity through a decrease in investments in financial assets	30,038	85,858	13,138
Increase in right-of-use assets through a decrease in lease liabilities	5,362	1,140	2,337
Increase of investments in financial assets through a decrease in trade and other receivables	0	0	3,005
Decrease of intangible assets through an increase in investment properties	0	0	275
Decrease of intangible assets through an increase in trading properties	75,411	0	761
Increase of investment properties through a decrease in trade and other receivables	0	0	238
Decrease in Shareholders' Equity through an increase in trade and other payables	2,717	9,256	990
Increase in investment properties through a decrease in trading properties	0	0	2,999
Decrease in trading properties through a decrease in borrowings	0	3,165	1,751
Barter transactions of investment properties	17	982	0
Decrease in investment properties through an increase in trade and other receivables	1,331	4,212	0
Decrease in investments in associates and joint ventures through an increase in trade and other receivables	18,701	7,523	0
Increase in intangible assets through a decrease in investment properties	2,446	38,218	0
Increase in intangible assets through an increase in trade and other payables	796	11,007	0
Increase of investments in financial assets through an increase in borrowings	531	694	0
Increase in Shareholders' Equity through a decrease in trade and other payables	0	1,390	0
Decrease in borrowings through an increase in trade and other payables	3,299	0	0
Increase in the investment properties through an increase in trade and other payables	12,682	0	740
Decrease in the right-of-use assets through a decrease in lease liabilities	6,791	0	0
Decrease of the investment in financial assets through an increase in trade and other receivables	2,722	0	0
Decrease in the lease liabilities through an increase in trade and other payables	460	0	0
Increase of the investment in financial assets through a decrease in derivative financial instruments	108	0	0
Decrease in the investment properties through an increase in trading properties	$ 87,890	$ 0	$ 0